Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 4 - Goodwill and Intangible Assets

Goodwill and Intangible assets consisted of the following:
	Estimated life in years	December 31, 2011
		Gross amount	Accumulated Amortization

Goodwill	Indefinite	$2,201,828	-

Intangible assets not subject to amortization
Trademarks	Indefinite	279,268	-
Intangible assets subject to amortization
Customer list	5 - 15	854,178	339,514
Non-compete agreements	4	262,147	101,031

Total Intangible Assets		1,395,593	440,545

Total Goodwill and Intangible Assets		$3,597,421	$440,545

Scheduled amortization over the next five years as follows:

Twelve months ending December 31,
2012		$214,356
2013		214,356
2014		178,858
2015		68,210
	Total	$675,780

Amortization expense for the year ended December 31, 2011 and 2010 were $214,357 and $125,911 respectively